FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES, Foreign Currency Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Foreign Currency Risk [Abstract]
Cash reserves	$ 22,623	$ 34,802	$ 303
Financial Assets [Abstract]
Financial assets	23,803
Financial Liabilities [Abstract]
Financial liabilities	9,892
Cash and Cash Equivalent [Member]
Financial Assets [Abstract]
Financial assets	22,623	34,802
Trade and Other Payables [Member]
Financial Liabilities [Abstract]
Financial liabilities	9,892	837
US$ [Member]
Foreign Currency Risk [Abstract]
Cash reserves	20,500
A$ [Member] | Cash and Cash Equivalent [Member]
Financial Assets [Abstract]
Financial assets	2,072	1,713
A$ [Member] | Other Current Financial Assets [Member]
Financial Assets [Abstract]
Financial assets	42	201
A$ [Member] | Trade and Other Payables [Member]
Financial Liabilities [Abstract]
Financial liabilities	(479)	(245)
A$ [Member] | Foreign Currency Risk [Member]
Financial Liabilities [Abstract]
Net exposure	1,635	1,669
A$ [Member] | 10% Increase [Member]
US Dollar Appreciated or Depreciated Against the Australian Dollar [Abstract]
Profit or loss	163	167
Other comprehensive income	163	167
A$ [Member] | 10% Decrease [Member]
US Dollar Appreciated or Depreciated Against the Australian Dollar [Abstract]
Profit or loss	(163)	(167)
Other comprehensive income	$ (163)	$ (167)